Advance to Suppliers (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Advance to Suppliers
Advance to suppliers	$ 1,128	¥ 7,359	¥ 6,277
Advance to suppliers - long term, net	$ 236	¥ 1,542	¥ 1,542